STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)															1 Months Ended								3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2023	Oct. 30, 2023	Aug. 31, 2023	May 04, 2023	Apr. 17, 2023	Mar. 24, 2023	Feb. 28, 2023	Feb. 03, 2023	Feb. 03, 2023	Sep. 15, 2022	Aug. 11, 2022	Jun. 15, 2022	Feb. 28, 2022	Apr. 30, 2021	Feb. 28, 2023	Jun. 30, 2022	May 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Apr. 30, 2021	Feb. 29, 2020	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jul. 31, 2023	Jun. 30, 2023	May 19, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital Units, Authorized																										2,200,000,000
Capital stock, par value																										$ 0.0001
Common stock, shares authorized																										2,000,000,000
Common stock par value		$ 0.0001																								$ 0.0001
Preferred stock shares authorized																											200,000,000
Preferred stock, par value																										$ 0.0001	$ 0.0001
Number of shares issued														27,000,000.0							27,000,000.0							38,300,000
Origination fee														15,000,000.0						15,000,000.0	15,000,000.0
Prepayment of interest shares																					12,000,000.0
Deemed dividend																			$ 2,300,000		$ 1,100,000
Investment in unconsolidated entities, net																										$ 206,231	$ 5,063,940
Exercise price							$ 0.001							$ 0.20	$ 0.001					$ 0.20	$ 0.20					$ 0.0001
Fair value of warrants															$ 109,780											$ 109,780
Debt instrument, face amount											$ 10,000,000																			$ 27,000,000.0
Membership interest in 1044Pro																									8.00%	8.00%
Origination fee																													$ 24,000
Adjustment to additional paid in capital																$ 2,000,000.0
Common stock issued upon cancellation of stock warrants, value																											$ 3,000,000
Debt instrument, interest rate											8.00%
Debt instrument, maturity date											Aug. 12, 2024
Reverse stock split	1,400-for-1	700-for-1 and not more than 1,800-for-1
Other Loans Payable																										1,500,000
Payments for Loans																										$ 418,323
Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deemed dividend						$ 10,700,000
Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				280,528,500
Debt instrument, face amount														$ 30,000,000.0						$ 30,000,000.0	$ 30,000,000.0
Deemed dividend						$ 10,700,000
Alchemist Holding, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																						22,700,000
Advancing Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion shares issued										818,181,819		818,181,819
Exercise price										$ 0.033		$ 0.033
Debt instrument, face amount										$ 27,000,000.0		$ 27,000,000.0
Warrants to purchase shares										818,181,819		818,181,819
Membership interest in 1044Pro										8.00%		8.00%
Origination fee										$ 270,000		$ 270,000
Debt instrument, interest rate										8.00%
Debt instrument, maturity date										May 01, 2024
Origination fee										$ 270,000
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price										$ 0.22		$ 0.22
Debt instrument, face amount										$ 30,000,000.0		$ 30,000,000.0
Warrants to purchase shares										150,000,000		150,000,000
Adjustment to additional paid in capital										$ 2,000,000.0
Related-Party Legal Claims [Member] | Alchemist Holding, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																						15,600,000
Stock Purchase and Share Subscription Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share																			$ 0.075
Investment in unconsolidated entities, net																			$ 3,000,000
Number of common stock exchanged																			50,000,000.0
Warrant to purcahse																			50,000,000.0
Exercise price																			$ 0.063
Deemed dividend																			$ 2,300,000
Business Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purcahse																		50,000,000.0
Exercise price																		$ 0.0001
Common stock issued for deferred financing costs and prepaid interest on debt, shares								33,333,333	33,333,333
Accrued and unpaid service fees								$ 700,000	$ 700,000
Business Consulting Agreement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Due to related party																		$ 60,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of warrants																		$ 3,500,000
Price per share																		$ 0.07
Confidential Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share																															$ 0.25
Number of sale of shares																	26,091,136
One time payment																	$ 1,043,645
Co Founders Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of common stock																							$ 652,278	$ 626,187
Liability recovery amount																							$ 324,230	$ 324,230
DSS Letter Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								33,333,333
Unpaid interest								$ 700,000
Dssi First Letter Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							26,285,714
Unpaid interest							$ 552,000
Price per share							$ 0.021								$ 0.021
Dssi Second Letter Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					28,877,005
Unpaid interest					$ 539,806
Price per share					$ 0.0187
Trade price per share					0.0180
Debt Exchange Agreement [Member] | Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value			$ 0.0001
Debt instrument, face amount			$ 26,169,367
Common stock issued for deferred financing costs and prepaid interest on debt, shares			26,000
Other Loans Payable			$ 27,000,000
Payments for Loans			$ 27,000,000.0
Dividends rate			25.00%
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																									100,000,000	100,000,000
Preferred stock, par value																									$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage																										86.00%
Preferred stock, redemption price per share																										$ 0.001
Debt conversion shares issued																										0	0	21,750,000
Preferred stock shares outstanding																									3,100,000	3,100,000	3,100,000
Cancellation of stock shares																										2,900,000	2,900,000
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																										10,000,000
Preferred stock, par value																										$ 0.0001	$ 0.0001
Preferred stock shares outstanding																										0	0
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																											10,000,000
Preferred stock, par value																										$ 0.0001	$ 0.0001
Preferred stock, voting rights percentage																										86.00%
Preferred stock, redemption price per share																										$ 0.001
Preferred stock shares outstanding																										3,220,000	3,220,000
Common stock issued for debt modification, shares																											10,000
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																										10,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																									1,990,000,000	1,990,000,000	1,990,000,000
Common stock par value																									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding																									376,328,885	347,451,880	288,923,969
Conversion of Stock, Shares Converted																											10,000
Common stock, shares issued																									376,328,885	347,451,880	288,923,969
Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for debt modification, shares						14,854,159
Number of shares issued						693,194
Origination fee																				$ 3,000,000.0	$ 3,000,000.0
Common Class A [Member] | Advancing Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion shares issued										8,181,818.19
Origination fee										$ 2,700
Common Class A [Member] | Business Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													50,000,000.0					50,000,000.0
Exercise price																		$ 0.000001
Common Class A [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																										1,990,000,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																									10,000,000	10,000,000	10,000,000
Common stock par value																									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding																									0	0	0
Common stock, shares issued																									0	0	0
Common Class B [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																										10,000,000
Class A Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants																											1,500,000
Class A Common Stock [Member] | Stock Purchase and Share Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																					27,000,000.0
Investment in unconsolidated entities, net																			$ 3,000,000.0
Number of common stock exchanged																			50,000,000.0
Warrant to purcahse																			50,000,000.0
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																									$ 0.0001	$ 0.0001
Preferred stock shares outstanding																									26,000	26,000
Series D Preferred Stock [Member] | Debt Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value			$ 0.0001
Common stock issued for deferred financing costs and prepaid interest on debt, shares			26,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																										200,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for debt modification, shares																											(2,000,000)
Common stock issued upon cancellation of stock warrants, value
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for debt modification, shares																									26,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share														$ 0.24					$ 0.075	$ 0.24	$ 0.24
Exercise price																										$ 0.0001
Exercise of warrants																											313,200
Common Stock [Member] | Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share					$ 0.0187
Common stock shares issued to settle					28,877,005
Accrued and unpaid service fees					$ 539,806
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purcahse																												29,200,000
Common Stock [Member] | Common Class A and B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for debt modification, shares																										14,854,159	10,000
Number of shares issued						10,145,841																				10,145,841	50,000,000
Common stock issued for deferred financing costs and prepaid interest on debt, shares																										33,333,333	27,000,000
Common stock issued upon cancellation of stock warrants, value						$ 213,062																				$ 1,015	$ 5,000
Deemed dividend						$ 213,062
Class A And Class B Common Stock [Member] | Decentralized Sharing Systems Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share							$ 0.021								$ 0.021
Common stock shares issued to settle							26,285,714
Accrued and unpaid service fees							$ 552,000
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued upon cancellation of stock warrants, value
Treasury stock reported																									26,091,136